Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 Capital Ship Management Corp	Jun. 30, 2013 Capital Ship Management Corp	Mar. 31, 2014 Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees			$ 9,760
Additional fees related to unforeseen events	$ 640	$ 389